Touchstone Strategic Income Fund Expense Example - Touchstone Strategic Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 425
Expense Example, with Redemption, 3 Years	663
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,655
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,305
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,106
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,075